Offerings - Offering: 1	Jan. 14, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 14,573,000.00
Amount of Registration Fee	$ 2,012.53
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $14,573,000.00. The fee of $2,012.53 was previously paid - Accession No. 0001104659-25-124867.